DISAGGREGATION OF REVENUE (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The Company disaggregates its revenue by major revenue streams, as the Company believes this disaggregation best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors.

	Six months ended September 30,
	2025	2024
Sales of goods (Health and beauty products)	$-	$123,736
Technical operation support and maintenance services	681,602	251,507
Total	$681,602	$375,243

The Company disaggregates its revenue by major revenue streams, as the Company believes this disaggregation best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors.

	Years ended March 31,
	2025	2024
Online advertising	$-	$1,200
Sales of goods (Health and beauty products)	-	6,299
Technical operation support and maintenance services	817,898	-
Total	$817,898	$7,499